SEGMENT INFORMATION - detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 37,653	$ 13,494
Revenue	37,653	13,494	$ 93,194	$ 65,796
Adjusted EBITDA	(2,213)	3,637
Depreciation and amortization	(2,817)	(3,215)	(12,861)	(11,414)
Allocated share based compensation	(80)		(3,936)	(15)
Operating loss	(684)	(6,852)	(22,252)	(35,857)
Other expense, net	(151)	(9)	980	(17)
Loss before income taxes	(6,937)	(12,286)	(38,582)	(55,776)
Provision for Benefit income taxes	54	65	323	(14,042)
Net income (loss)	$ (6,991)	$ (12,351)	(38,905)	(41,734)
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue			93,194	65,796
Revenue			93,194	65,796
Adjusted EBITDA			(5,455)	(24,428)
Depreciation and amortization			(12,861)	(11,414)
Allocated share based compensation			(3,936)	(15)
Operating loss			(22,252)	(35,857)
Other expense, net			(16,330)	(19,919)
Loss before income taxes			(38,582)	(55,776)
Provision for Benefit income taxes			(323)	14,042
Net income (loss)			(38,905)	(41,734)
Travel Marketplace | Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue			92,038	65,057
Revenue			92,038	65,057
Adjusted EBITDA			(3,745)	(23,529)
Depreciation and amortization			(12,296)	(11,235)
Allocated share based compensation			(3,936)	(15)
Operating loss			(19,977)	(34,779)
Technology Service [Member] | Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue			1,156	739
Revenue			1,156	739
Adjusted EBITDA			(1,710)	(899)
Depreciation and amortization			(565)	(179)
Operating loss			$ (2,275)	$ (1,078)